Schedule V - Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ (287)	€ (364)
Impact on year end ECL of exposures transferred between stages during the year	(5)	(69)
Financial assets derecognized during the period	74	103
New financial assets originated or purchased	(26)	(56)
Change in models	(28)	30
Net exchange differences	9	(15)
Transfers to disposal groups		84
Ending balance	(263)	(287)
Mortgage loans	(26)	(12)
Debt securities	(237)	(276)
Total ECL	(263)	(287)
Mortgage loans measured at amortized cost	(15)	10
Debt securities measured at FVOCI	(44)	(108)
Other	(60)	(41)
Net impairment charge in P&L	€ (119)	€ (138)